General	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

NOTE 1:- GENERAL

a.	RADA Electronic Industries Ltd. (the “Company”) is an Israeli based defense electronics contractor that specializes in the design, development, production and sales of Tactical Land Radars for Ground Forces and Border Protection and Avionics Systems (including Inertial Navigation Systems) for fighter aircraft and UAVs.

The Company operates a test and repair shop using its Automated Test Equipment (“ATE”) products in Beijing, China, through its 80% owned Chinese subsidiary, Beijing Huari Aircraft Components Maintenance and Services Co. Ltd. (“CACS”). CACS was established with a Chinese third party, which owns the remaining 20% equity interest (see Note 1b).

In January 2018, the Company incorporated RADA Sensors Inc., a fully owned subsidiary of the Company. RADA Sensors Inc. is the holder of 75% of the interests in RADA Technologies LLC, also organized in January 2018, together with ZASE Technologies LLC (the holder of 25% of the interests in RADA Technologies LLC).

The Company is organized and operates as one operating segment.

b.	Discontinued operations

In December 2016, the Company committed to a plan to sell its test and repair services activity (provided through CACS, the Company’s 80% owned subsidiary) in order to focus on its core business. As of June 2018, the Company’s management believes that the sale will be completed by December 31, 2018.

The results of the discontinued operations including prior periods’ comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of operations and balance sheets are presented below:

	Six months ended June 30,
	2018	2017
	Unaudited

Revenues	525	737
Cost of sales	447	586
Operating expenses	174	94
Operating income (loss)	(96)	57
Finance income (expenses), net	(1)	4
Taxes on income	-	21

Net income (loss)	(97)	40

The major classes of assets and liabilities that were classified as discontinued operations were:

	June 30, 2018	December 31, 2017
	Unaudited

Cash and cash equivalents	$679	$267
Trade receivables	396	1,200
Other accounts receivable and prepaid expenses	53	61
Inventories	1,002	940
Property, plant and equipment, net	281	319

Total assets of discontinued operations	$2,411	$2,787

Trade payables	59	4
Accrued expenses and other liabilities	352	324

Total liabilities of discontinued operations	$411	$328

c.	Liquidity and Capital Resources:

On May 15, 2016, the Company’s shareholders approved an investment transaction with a new investor (the “Investor”) after which the Investor became a controlling shareholder of the Company. The Company issued 8,510,638 Ordinary Shares in consideration for an aggregate amount of approximately $4,000, or a price per Ordinary Share of $0.47 (the “Initial Investment”). The Company also issued to the Investor, warrants to purchase: (i) 4,255,319 Ordinary Shares at an exercise price per Ordinary Share of $0.47 (resulting in an aggregate exercise price of $2,000) exercisable for a period of 24 months following the date of the Initial Investment and (ii) 3,636,363 Ordinary Shares at an exercise price per Ordinary Share of $0.55 (resulting in an aggregate exercise price of $2,000) exercisable for a period of 48 months following the date of the Initial Investment (collectively: the “Warrants”).

In addition, as part of the investment transaction, the Investor agreed to grant the Company an option, exercisable in the discretion of either the Investor or the Company, to obtain a convertible loan from the Investor in the principal amount of up to $3,175, to be used solely for the purpose of the repayment of the outstanding convertible loan and accrued interest to its former controlling shareholder due on August 31, 2016.

On June 16, 2016, the Company obtained the convertible loan from the Investor and repaid the outstanding loan balance owed to its former controlling shareholder in the amount of $2,988, including accrued interest of $247.

Since incorporation, the Company has incurred an accumulated deficit of $76,854. As of June 30, 2018, the Company’s cash position (cash and cash equivalents) totaled approximately $15,558. In addition, for the period ended June 30, 2018 and for the year ended December 31, 2017, the Company had positive cash flow from its operations. Management believes that its cash and cash equivalents are sufficient for the Company to meet its obligations as they come due at least for a period of twelve months from the date of issuance of the consolidated financial statements.